UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Investment Company Act file number: 811-06113

The Caldwell & Orkin Funds, Inc.

(Exact name of registrant as specified in charter)

5185 Peachtree Parkway, Suite 370, Norcross, GA 30092-6541

(Address of principal executive offices) (Zip code)

Michael B. Orkin

5185 Peachtree Parkway, Suite 370, Norcross, GA 30092-6541

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 678-533-7850

Date of fiscal year end: April 30

Date of reporting period: November 1, 2011 – January 31, 2012

Item 1 – Schedule of Investments.

Caldwell & Orkin Market Opportunity Fund
SCHEDULE OF INVESTMENTS
January 31, 2012 (UNAUDITED)

	Shares	Value (Note 1)
LONG INVESTMENTS (62.72%)
COMMON STOCKS (58.72%)
Aerospace/Defense (0.38%)
Spirit Aerosystems Holdings, Inc. - Class A1	44,100	$1,002,834

Automotive - Cars Light Trucks (0.32%)
Ford Motor Co.	67,600	839,592

Beverages - Non - Alcoholic (2.12%)
The Coca-Cola Co.	40,000	2,701,200
PepsiCo, Inc.	43,300	2,843,511

		5,544,711

Building - Heavy Construction (0.68%)
Chicago Bridge & Iron Co. N.V.	41,900	1,784,102

Building - Residential/Commercial (7.13%)
DR Horton, Inc.	37,700	524,784
KB Home	383,800	3,461,876
Lennar Corp. - Class A	60,400	1,297,996
M/I Homes, Inc.[1]	91,000	1,032,850
Meritage Homes Corp.[1]	77,100	1,865,820
NVR, Inc.[1]	5,500	3,812,875
PulteGroup, Inc.[1]	171,300	1,276,185
The Ryland Group, Inc.	122,300	2,225,860
Standard Pacific Corp.[1]	66,100	240,604
Toll Brothers, Inc.[1]	131,600	2,870,196

		18,609,046

Building & Construction Production - Miscellaneous (2.45%)
Fortune Brands Home & Security, Inc.[1]	194,300	3,608,151
Owens Corning[1]	82,900	2,797,875

		6,406,026

Coatings/Paint (0.00%)†
The Sherwin-Williams Co.	100	9,753

Commercial Banks Non - U.S. (1.58%)
Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	263,300	2,306,508
Banco Santander SA Sponsored ADR	160,900	1,267,892
Lloyds Banking Group PLC ADR[1]	283,800	542,058

		4,116,458

Computers (3.24%)
Apple, Inc.[1]	18,500	8,444,880

Computers - Memory Devices (1.33%)
EMC Corp.[1]	58,400	1,504,384
OCZ Technology Group, Inc.[1]	234,000	1,972,620

		3,477,004

Diversified Banking Institution (2.08%)
Barclays PLC Sponsored ADR	122,300	1,654,719
Credit Suisse Group AG Sponsored ADR	60,800	1,583,232

	Shares	Value (Note 1)
Diversified Banking Institution (continued)
Deutsche Bank AG	51,300	$2,189,997

		5,427,948

Diversified Financial Services (0.99%)
CIT Group, Inc.[1]	67,900	2,589,706

Diversified Manufacturing Operations (0.47%)
Eaton Corp.	24,800	1,215,944

Electric - Integrated (5.47%)
American Electric Power Co., Inc.	68,400	2,705,904
CMS Energy Corp.	134,800	2,942,684
Edison International	68,200	2,798,928
NV Energy, Inc.	184,600	2,990,520
OGE Energy Corp.	53,700	2,838,582

		14,276,618

Electric - Transmission (3.25%)
National Grid PLC Sponsored ADR	169,900	8,476,311

Energy - Alternate Sources (0.05%)
Clean Energy Fuels Corp.[1]	8,700	130,152

Finance - Consumer Loans (0.43%)
SLM Corp.	74,800	1,118,260

Food - Retail (0.30%)
Whole Foods Market, Inc.	10,600	784,718

Hazardous Waste Disposal (0.52%)
Clean Harbors, Inc.[1]	21,200	1,345,140

Human Resources (0.00%)†
Robert Half International, Inc.	100	2,769

Independent Power Producer (0.29%)
Calpine Corp.[1]	51,800	756,280

Internet Infrastructure Software (0.39%)
Akamai Technologies, Inc.[1]	31,200	1,006,200

Medical - Drugs (1.23%)
Johnson & Johnson	48,800	3,216,408

Medical - HMO (1.01%)
UnitedHealth Group, Inc.	50,800	2,630,932

Medical - Hospitals (1.65%)
Tenet Healthcare Corp.[1]	815,000	4,311,350

Networking Products (0.87%)
Cisco Systems, Inc.	115,000	2,257,450

Non - Hazardous Waste Disposal (0.41%)
Waste Connections, Inc.	33,300	1,075,923

	Shares	Value (Note 1)
Oil & Gas Companies - Exploration & Production (0.15%)
Energy XXI Bermuda, Ltd.[1]	11,500	$377,545
EOG Resources, Inc.	100	10,614

		388,159

Oil & Gas Drilling (2.92%)
Ensco PLC Sponsored ADR	43,700	2,300,368
Noble Corp.[1]	152,700	5,320,068

		7,620,436

Pipelines (4.59%)
Enbridge, Inc.	145,300	5,457,468
Kinder Morgan, Inc.	201,200	6,532,964

		11,990,432

Reinsurance (2.47%)
Greenlight Capital Re, Ltd. - Class A1	251,300	6,450,871

REITS - Mortgage (2.04%)
Invesco Mortgage Capital, Inc.	168,000	2,634,240
MFA Financial, Inc.	365,000	2,679,100

		5,313,340

Retail - Apparel/Shoe (0.10%)
Limited Brands, Inc.	6,300	263,718

Retail - Building Products (1.54%)
Home Depot, Inc.	30,000	1,331,700
Lowe’s Cos., Inc.	100,400	2,693,732

		4,025,432

Retail - Major Department Store (0.05%)
TJX Cos., Inc.	2,000	136,280

Retail - Restaurants (1.54%)
McDonald’s Corp.	10,700	1,059,835
Panera Bread Co. - Class A1	4,700	696,775
Starbucks Corp.	47,300	2,267,089

		4,023,699

Savings and Loans/Thrifts - Eastern (0.56%)
First Niagara Financial Group, Inc.	152,800	1,462,296

Semiconductor Components/Integrated Circuits (1.47%)
QUALCOMM, Inc.	65,000	3,823,300

Steel - Producers (0.78%)
Nucor Corp.	45,600	2,028,744

Telecom Services (0.62%)
Allot Communications, Ltd.[1]	103,300	1,628,008

Tools - Hand Held (0.21%)
Stanley Black & Decker, Inc.	7,600	533,368

	Shares	Value (Note 1)
Transportation - Rail (1.04%)
Kansas City Southern[1]	39,600	$2,718,144

TOTAL COMMON STOCKS
(Cost $139,135,831)		153,262,742

EXCHANGE TRADED FUNDS (2.82%)
Emerging Country Exchange-Traded Funds (0.71%)
iShares® FTSE China 25 Index Fund	13,600	527,680
iShares® MSCI Brazil Index Fund	20,200	1,325,120

		1,852,800

Gold (1.07%)
SPDR® Gold Shares[1]	16,500	2,793,615

Mining - Precious Metals (1.04%)
Market Vectors Gold Miners ETF	48,300	2,727,018

TOTAL EXCHANGE TRADED FUNDS
(Cost $7,367,104)		7,373,433

	Expiration Date	Exercise Price	Number of Contracts	Value (Note 1)
PURCHASED OPTIONS (1.18%)
PURCHASED CALL OPTIONS (0.57%)
Apple, Inc.	March, 2012	$385.00	105	729,750
Kansas City Southern	March, 2012	65.00	560	302,400
UnitedHealth Group, Inc.	March, 2012	50.00	1,610	457,240

TOTAL PURCHASED CALL OPTIONS
(Cost $895,201)				1,489,390

PURCHASED PUT OPTIONS (0.61%)
Apollo Group, Inc.	May, 2012	55.00	1,067	586,850
Diamond Foods, Inc.	March, 2012	30.00	742	237,440
Diamond Foods, Inc.	March, 2012	40.00	581	470,610
Green Mountain Coffee Roasters, Inc.	March, 2012	45.00	1,015	284,200

TOTAL PURCHASED PUT OPTIONS
(Cost $1,976,209)				1,579,100

TOTAL PURCHASED OPTIONS
(Cost $2,871,410)				3,068,490
TOTAL LONG INVESTMENTS
(Cost $149,374,345)				163,704,665

	7-Day Yield	Shares	Value (Note 1)
SHORT TERM INVESTMENTS (39.74%)
MONEY MARKET FUNDS[2]
JPMorgan 100% U.S. Treasury Securities Money Market Fund	0.00%[3]	103,737,963	103,737,963

TOTAL SHORT TERM INVESTMENTS
(Cost $103,737,963)			103,737,963

Value (Note 1)
TOTAL INVESTMENTS - (102.46%)
(Cost $253,112,308)	$267,442,628

Liabilities in Excess of Other Assets (-2.46%)	(6,421,272)
NET ASSETS (100.00%)	$261,021,356

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value (Note 1)
COMMON STOCKS (-17.77%)
Apparel Manufacturers (-0.68%)
Columbia Sportswear Co.	(38,500)	$(1,765,225)

Beverages - Wine/Spirits (-0.40%)
Green Mountain Coffee Roasters, Inc.	(19,600)	(1,045,464)

Building - Mobile Home/Manufactured Housing & RV (-0.00%)†
Thor Industries, Inc.	(100)	(3,066)

Commercial Banks Non - U.S. (-1.58%)
Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	(263,300)	(2,306,508)
Banco Santander SA Sponsored ADR	(160,900)	(1,267,892)
Lloyds Banking Group PLC ADR	(283,800)	(542,058)

		(4,116,458)

Commercial Service/Financial (-0.86%)
Alliance Data Systems Corp.	(5,000)	(554,000)
Lender Processing Services, Inc.	(101,100)	(1,681,293)

		(2,235,293)

Diversified Banking Institution (-2.08%)
Barclays PLC Sponsored ADR	(122,300)	(1,654,719)
Credit Suisse Group AG Sponsored ADR	(60,800)	(1,583,232)
Deutsche Bank AG	(51,300)	(2,189,997)

		(5,427,948)

Diversified Manufacturing Operations (-0.00%)†
AO Smith Corp.	(100)	(4,248)

E - Commerce/Products (-0.85%)
Nutrisystem, Inc.	(100)	(1,190)
Shutterfly, Inc.	(93,300)	(2,213,076)

		(2,214,266)

E - Commerce/Services (-0.00%)†
OpenTable, Inc.	(100)	(4,817)

Electronic Devices (-1.01%)
Research In Motion, Ltd.	(158,300)	(2,632,529)

Electronic Measuring Instruments (-0.00%)†
Trimble Navigation, Ltd.	(100)	(4,683)

Food - Miscellaneous/Diversified (-0.85%)
Diamond Foods, Inc.	(61,300)	(2,227,642)

SCHEDULE OF SECURITIES SOLD SHORT (continued)	Shares	Value (Note 1)
Footwear (Non-Athletic) & Related Apparel (-1.50%)
Deckers Outdoor Corp.	(15,800)	$(1,277,430)
Skechers U.S.A., Inc. - Class A	(218,200)	(2,653,312)

		(3,930,742)

Home Furnishings (-0.22%)
Tempur-Pedic International, Inc.	(8,700)	(580,377)

Medical - Hospitals (-0.97%)
Community Health Systems, Inc.	(119,300)	(2,230,910)
Health Management Associates, Inc. - Class A	(48,300)	(309,603)

		(2,540,513)

Medical - Instruments (-0.00%)†
MAKO Surgical Corp.	(100)	(3,578)

Medical - Outpatient/Home Medical Care (-1.03%)
Amedisys, Inc.	(257,000)	(2,698,500)

Pharmacy Services (-0.14%)
Catalyst Health Solutions, Inc.	(6,500)	(355,940)

Real Estate Management/Services (-0.00%)†
E-House China Holdings, Ltd., ADR	(100)	(559)

Real Estate Operation/Development (-0.39%)
The St. Joe Co.	(63,500)	(1,014,095)

Retail - Apparel/Shoe (-0.96%)
Guess?, Inc.	(83,600)	(2,508,000)

Retail - Computer Equipment (-0.50%)
GameStop Corp. - Class A	(56,500)	(1,319,840)

Retail - Sporting Goods (-0.21%)
Cabela’s, Inc.	(20,700)	(539,856)

Schools (-3.43%)
Apollo Group, Inc. - Class A	(23,800)	(1,247,358)
Career Education Corp.	(178,400)	(1,803,624)
Corinthian Colleges, Inc.	(379,900)	(1,143,499)
ITT Educational Services, Inc.	(24,600)	(1,620,402)
Strayer Education, Inc.	(19,700)	(2,143,360)
The Washington Post Co. - Class B	(2,600)	(984,646)

		(8,942,889)

Toys (-0.11%)
Leapfrog Enterprises, Inc.	(47,900)	(277,341)

TOTAL COMMON STOCKS
(Proceeds $53,261,315)		(46,393,869)

EXCHANGE TRADED FUNDS (-1.15%)
Developed Country Exchange-Traded Funds (-0.96%)
iShares® MSCI France Index Fund	(26,900)	(559,789)
iShares® MSCI Italy Index Fund	(39,700)	(514,115)

SCHEDULE OF SECURITIES SOLD SHORT (continued)	Shares	Value (Note 1)
Developed Country Exchange-Traded Funds (continued)
iShares® MSCI Spain Index Fund	(46,500)	$(1,438,710)

		(2,512,614)

Emerging Country Exchange-Traded Funds (-0.19%)
WisdomTree India Earnings Fund	(25,200)	(484,344)

TOTAL EXCHANGE TRADED FUNDS
(Proceeds $3,640,585)		(2,996,958)

TOTAL SECURITIES SOLD SHORT
(Proceeds $56,901,900)		$(49,390,827)

†	Less than 0.005% of net assets.
[1]	Non-Income Producing Security.
[2]	A portion of the Money Market Fund assets are held as collateral for short sales activity.
[3]	Amount represents less than 0.005%.

Common Abbreviations:

ADR - American Depositary Receipts

AG - Aktiengesellschaft is a German acronym on company names meaning Public Company.

ETF - Exchange Traded Fund

FTSE - Financial Times Stock Exchange

Ltd. - Limited

MSCI - Morgan Stanley Capital International

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC - Public Limited Company

REITS - Real Estate Investment Trust

SA - Generally designates corporations in various countries, mostly those employing civil law.

SPDR - Standard & Poor’s Depositary Receipt

See accompanying Notes to Quarterly Schedule of Investments.

Notes to Quarterly Schedule of Investments

January 31, 2012 (unaudited)

The Caldwell & Orkin Market Opportunity Fund (the “Fund”) is the only active investment portfolio of The Caldwell & Orkin Funds, Inc. (“Caldwell & Orkin”), an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and incorporated under the laws of the State of Maryland on August 15, 1989. Prior to June, 1992, Caldwell & Orkin’s name was The OTC Select-100 Fund, Inc. and consisted of only one portfolio, The OTC Select-100 Fund. The shareholders of The OTC Select-100 Fund subsequently approved changing the corporate name from The OTC Select-100 Fund, Inc. to The Caldwell & Orkin Funds, Inc. and to amend the investment objective and policies of The OTC Select-100 Fund. As a result of such amendment, The OTC Select-100 Fund was renamed and its assets and objectives were those of the Caldwell & Orkin Aggressive Growth Fund. In August, 1996, the Board of Directors of Caldwell & Orkin approved changing the name of the Caldwell & Orkin Aggressive Growth Fund to the Caldwell & Orkin Market Opportunity Fund. The Fund’s objectives are to provide long-term capital growth with a short-term focus on capital preservation through investment selection and asset allocation. The Fund seeks to outperform the stock market (as measured by indices such as the S&P 500 Total Return Index) over the course of a full market cycle, which includes both bull market (a period of rising security prices) and bear market (a period of falling security prices) phases, but with less stomach churn.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Securities Valuation

Securities are stated at the closing price on the date at which the net asset value (“NAV”) is being determined. If the date of determination is not a trading date, the last bid price is used for a value instead. Debt securities, other than short-term investments, are valued at the price provided by an independent pricing service. Short-term investments having a maturity of 60 days or less at the time of the purchase are stated at amortized cost, which approximates market value. Any assets or securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors in accordance with the Fund’s Fair Value Pricing Policy.

Fair Value Measurements

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

•	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of January 31, 2012 in valuing the Fund’s investments carried at value:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$153,262,742	$–	$–	$153,262,742
Exchange Traded Funds	7,373,433	–	–	7,373,433
Purchased Call Options	1,489,390	–	–	1,489,390
Purchased Put Options	1,579,100	–	–	1,579,100
Short Term Investments	103,737,963	–	–	103,737,963
TOTAL	$267,442,628	$–	$–	$267,442,628

Other Financial Instruments*
Common Stocks Sold Short	$(46,393,869)	$–	$–	$(46,393,869)
Exchange Traded Funds Sold Short	(2,996,958)	–	–	(2,996,958)
TOTAL	$(49,390,827)	$–	$–	$(49,390,827)

During the nine months ended January 31, 2012, there were no significant transfers between Level 1 and 2 securities. The Fund evaluates transfers into or out of Level 1 and Level 2 as of the end of the reporting period. All securities of the Fund were valued using Level 1 inputs during the nine months ended January 31, 2012. Thus, a reconciliation of assets in which significant unobservable inputs (Level 3) is not applicable for the Fund.

*	For detailed industry descriptions, see the accompanying Schedule of Investments.

Recent Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

Securities Transactions and Related Investment Income

Securities transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined using the specific identification method. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

Cash

The Fund maintains cash available for the settlement of securities transactions and capital shares reacquired. Available cash is invested daily in money market instruments. See further notes below, under Significant Ownership Concentration, regarding this cash balance.

Significant Ownership Concentration

At January 31, 2012, the Fund invested 39.74% of its total net assets in the JPMorgan 100% U.S. Treasury Securities Money Market Fund Capital Class (CJTXX). The Fund uses the money market instrument as a vehicle for holding collateral related to securities sold short. As stated in the Fund’s prospectus, the Fund will typically invest between 0% and 50% of net assets in money market securities and fixed income securities. This portion of the Fund’s portfolio includes cash equivalents (i.e., money market funds or U.S. treasury notes) and bonds (i.e., corporate or government bonds), although generally cash equivalents are emphasized more than bonds. The corporate bonds purchased may have any maturity and be of any rating or quality, as long as Fund management believes it is consistent with the Fund’s investment objective.

Fund management considers investments in securities sold short to be part of managed assets, thereby reducing the Fund’s available cash balance. If the absolute value of securities sold short was added to the Fund’s total long positions as of January 31, 2012, total investments would equal 85.64%, as a percentage of net assets. This would result in cash equivalents representing 14.36% of net assets, vs. the 39.74% that is disclosed on the Schedule of Investments. This better illustrates the Fund’s net cash exposure as of January 31, 2012.

The JPMorgan 100% U.S. Treasury Securities Money Market Fund’s objective is to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal. The JPMorgan 100% U.S. Treasury Securities Money Market Fund invests its assets exclusively in obligations of the U.S. Treasury including treasury bills, bonds and notes.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENT PORTFOLIO TRANSACTIONS

Short Sales and Segregated Cash

Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To initiate such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date, completing the transaction.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates.

All short sales must be fully collateralized. The Fund maintains the collateral in segregated accounts consisting of cash and/or U.S. Government securities sufficient to collateralize the market value of its short positions. Typically, the segregated cash with brokers and other financial institutions exceeds the minimum required. Deposits with brokers for securities sold short are invested in money market instruments. Segregated cash is held at the custodian in the name of the broker per a tri-party agreement between the Fund, the custodian, and the broker.

The Fund may also sell short “against the box”, i.e., the Fund enters into a short sale as described above, while holding an offsetting long position in the same security which it sold short. If the Fund enters into a short sale against the box, it will segregate an equivalent amount of securities owned by the Fund as collateral while the short sale is outstanding.

The Fund limits the value of its short positions (excluding short sales “against the box”) to 60% of the Fund’s total net assets. At January 31, 2012, the Fund had approximately 19% of its total net assets in short positions.

For the nine months ended January 31, 2012, the cost of investments purchased to cover short sales and the proceeds from investments sold short were $325,440,368 and $293,364,891, respectively.

3. UNREALIZED APPRECIATION/ (DEPRECIATION) OF INVESTMENTS

On January 31, 2012, based on cost of $253,784,402 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $15,193,134 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $1,534,908, resulting in net unrealized appreciation of $13,658,226.

Item 2 - Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Caldwell & Orkin Funds Inc.

By:	/s/ Michael B. Orkin
Michael B. Orkin
President, Principal Executive Officer

Date:	March 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The Caldwell & Orkin Funds Inc.

By:	/s/ Michael B. Orkin
Michael B. Orkin
President, Principal Executive Officer

Date:	March 29, 2012

By:	/s/ David R. Bockel, Jr.
David R. Bockel, Jr.
Treasurer, Principal Financial Officer

Date:	March 29, 2012